Share-based payments	6 Months Ended
Jun. 30, 2020
Share-based payments
Share-based payments

12 Share‑based payments

At June 30, 2020 the Group had the following share‑based payment arrangements.

(i)          Equity share option - Replacement (ESOP 2017)

In 2017, the Group established a second virtual share option program ("2017 VSOP”) that entitled the management board to grant virtual share options to individuals, in regard to services they provide and their continuous commitment to the Group.

In  connection with the IPO (see note 1), a transfer agreement was entered into between the holders of the 2017 VSOP, Centogene GmbH and the Company in November 2019, under which the 2017 VSOP was terminated, and the option holders were granted new share options of Centogene N.V. (“ESOP 2017”).

The number of options granted to each holder under ESOP 2017 was based on the number of options granted to them under 2017 VSOP  and the IPO price of Centogene N.V. Accordingly, 805,308 new share options were granted pursuant to Centogene N.V’s long-term incentive plan (the “Long-term Incentive Plan”), with each option representing one common share of Centogene N.V., and an exercise price equal to the nominal value of the share of Centogene N.V., which is EUR 0.12.

The options were considered vested upon the completion of the IPO, but were not exercisable in the first 180 days subsequent to the listing (lock-up period).

The contractual life for the share options as at June 30, 2020 is 9.5 years (December 31, 2019: 10 years).

The share options issued under ESOP 2017 are equity-settled and the fair value of the options were fully recognized in equity under capital reserve on the date of grant.

(ii)         Equity share option 2019 (ESOP 2019)

In 2019, an agreement was entered into between the Company and an individual of the Supervisory Board.  According to this agreement, a total of 396,522 options, each option representing one common share, were granted pursuant to the Long-term Incentive Plan to the individual Supervisory Board member with exercise price equaling to the IPO price, which is EUR 12.58 per option, on the date of the IPO of the Company.  The vesting period shall be three years commencing on the day of grant, where one-third of the granted options shall be vested at the end of each year of grant, and the first year ending on March 31, 2020.

The contractual life for the share options as at December 31, 2019 is ten years and the weighted average fair value of options outstanding was EUR 9.08.  The share options issued under “ESOP 2019” will be equity-settled and the fair value of the options were recognized in equity under capital reserve, based on the fair value on the date of grant, and will be charged to profit or loss over the vesting period by using the graded vested approach. For the three and six months ended June 30, 2020, the Group recognized EUR 336k and EUR 1,393k repectively, of share-based payment expense in the statement of comprehensive income.

For the six months ended June 30, 2019, the Group recognized EUR 4,828k of share-based payment expense in the statement of comprehensive income in relation to the cash-settled virtual share option programs of Centogene GmbH, which were cancelled upon completion of IPO.